CONTRACT COSTS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 IDR (Rp)
Movement of contract costs
Beginning balance	Rp 2,730,000	Rp 2,221,000
Addition current year	842,000	1,797,000
Amortization during the year	(499,000)	(454,000)
Expense during the year	(763)	(831,000)
Impairment	(8,000)	(3,000)
Ending balance	2,302,000	2,730,000
Current	(932,000)	(1,134,000)	$ (56)	Rp (653,000)
Non-current	1,370,000	1,596,000	$ 82	Rp 1,568,000
Cost to obtain
Movement of contract costs
Beginning balance	1,666,000	1,641,000
Addition current year	519,000	479,000
Amortization during the year	(499,000)	(454,000)
Ending balance	1,686,000	1,666,000
Current	(472,000)	(407,000)
Non-current	1,214,000	1,259,000
Cost to fulfill
Movement of contract costs
Beginning balance	1,064,000	580,000
Addition current year	323,000	1,318,000
Expense during the year	(763)	(831,000)
Impairment	(8,000)	(3,000)
Ending balance	616,000	1,064,000
Current	(460,000)	(727,000)
Non-current	Rp 156,000	Rp 337,000